Revenue - Summary of Disaggregation of Revenue (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 208,412	$ 206,396	$ 206,360
Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	64,144	68,804	65,066
Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	94,684	90,143	95,390
Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	32,837	31,809	29,834
International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,625	8,682	11,475
Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,122	6,958	4,595
Mobile services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	58,048	56,724	58,703
Mobile services [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	58,048	56,724	58,703
Sales of product [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	42,907	39,391	41,593
Sales of product [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,173	2,214	1,957
Sales of product [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	35,414	32,112	35,545
Sales of product [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	128	107	41
Sales of product [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	12	313	265
Sales of product [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	5,180	4,645	3,785
Local telephone and domestic long distance telephone services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	25,704	26,475	27,929
Local telephone and domestic long distance telephone services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	25,704	26,475	27,929
Broadband access and domestic leased line services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	23,012	22,420	22,116
Broadband access and domestic leased line services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	23,012	22,420	22,116
Data communications internet services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,281	21,447	21,003
Data communications internet services [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,281	21,447	21,003
International network and leased line services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,367	3,884	7,066
International network and leased line services | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,367	3,884	7,066
Others [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	32,093	36,055	27,950
Others [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	13,255	17,695	13,064
Others [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,222	1,307	1,142
Others [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	10,428	10,255	8,790
Others [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,246	4,485	4,144
Others [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 2,942	$ 2,313	$ 810